VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Communication Services: 6.2%
9,729	(1)	Charter Communications, Inc.	$2,951,292	0.8
138,625		Comcast Corp. – Class A	4,065,871	1.1
23,125	(1)	Meta Platforms, Inc.	3,137,600	0.9
54,185	(1)	T-Mobile US, Inc.	7,270,001	2.0
54,044	(1)	Walt Disney Co.	5,097,971	1.4
			22,522,735	6.2

		Consumer Discretionary: 7.8%
45,545	(1)	Amazon.com, Inc.	5,146,585	1.4
2,141	(1)	Booking Holdings, Inc.	3,518,113	1.0
283,991		General Motors Co.	9,113,271	2.5
100,841	(1)	Las Vegas Sands Corp.	3,783,555	1.0
109,111		TJX Cos., Inc.	6,777,975	1.9
			28,339,499	7.8

		Consumer Staples: 4.5%
128,965		Diageo PLC	5,428,567	1.5
56,946		Philip Morris International, Inc.	4,727,088	1.3
52,034		Sysco Corp.	3,679,324	1.0
99,680	(1)	US Foods Holding Corp.	2,635,539	0.7
			16,470,518	4.5

		Energy: 10.7%
45,799		Chevron Corp.	6,579,942	1.8
121,962		ConocoPhillips	12,481,591	3.5
104,087		Devon Energy Corp.	6,258,751	1.7
90,615		Exxon Mobil Corp.	7,911,596	2.2
25,130		Pioneer Natural Resources Co.	5,441,399	1.5
			38,673,279	10.7

		Financials: 19.0%
32,847		American Express Co.	4,431,389	1.2
184,639		American International Group, Inc.	8,766,660	2.4
317,139		Bank of America Corp.	9,577,598	2.6
81,907		Charles Schwab Corp.	5,886,656	1.6
179,532		Citizens Financial Group, Inc.	6,168,719	1.7
22,650		Goldman Sachs Group, Inc.	6,637,582	1.8
75,399		Morgan Stanley	5,957,275	1.7
19,015		PNC Financial Services Group, Inc.	2,841,221	0.8
346,308		Wells Fargo & Co.	13,928,508	3.9
23,141		Willis Towers Watson PLC	4,649,953	1.3
			68,845,561	19.0

		Health Care: 18.7%
105,280		Bristol-Myers Squibb Co.	7,484,355	2.1
59,238	(1)	Centene Corp.	4,609,309	1.3
26,014		Cigna Corp.	7,218,105	2.0
48,911		CVS Health Corp.	4,664,642	1.3
7,596		Elevance Health, Inc.	3,450,407	1.0
166,801		GSK PLC	2,409,047	0.7
47,264		Johnson & Johnson	7,721,047	2.1
15,586		McKesson Corp.	5,297,214	1.5
73,061		Medtronic PLC	5,899,676	1.6
90,446		Merck & Co., Inc.	7,789,209	2.1
66,286		Sanofi	5,047,429	1.4
30,857		Universal Health Services, Inc.	2,720,970	0.7
31,462		Zimmer Biomet Holdings, Inc.	3,289,352	0.9
			67,600,762	18.7

		Industrials: 11.1%
202,713		CSX Corp.	5,400,274	1.5
41,485		Emerson Electric Co.	3,037,532	0.8
39,130		Ferguson PLC	4,027,651	1.1
5,017		General Dynamics Corp.	1,064,457	0.3
126,695		Johnson Controls International plc	6,235,928	1.7
26,562		Parker Hannifin Corp.	6,436,238	1.8
14,463		Quanta Services, Inc.	1,842,442	0.5
74,170		Raytheon Technologies Corp.	6,071,556	1.7
102,873		Textron, Inc.	5,993,381	1.7
			40,109,459	11.1

		Information Technology: 11.9%
146,052		Cisco Systems, Inc.	5,842,080	1.6
169,627		Cognizant Technology Solutions Corp.	9,743,375	2.7
42,301	(1)	Fiserv, Inc.	3,958,104	1.1
104,281		Intel Corp.	2,687,321	0.7
7,090		Lam Research Corp.	2,594,940	0.7
15,244		Micron Technology, Inc.	763,724	0.2
23,319		NXP Semiconductor NV - NXPI - US	3,439,786	1.0
51,127	(1)	PayPal Holdings, Inc.	4,400,501	1.2
35,519		Qualcomm, Inc.	4,012,937	1.1
31,615	(1)	Splunk, Inc.	2,377,448	0.7
29,616		TE Connectivity Ltd.	3,268,422	0.9
			43,088,638	11.9

		Materials: 2.6%
153,044		Barrick Gold Corp.	2,372,182	0.7
122,068		Corteva, Inc.	6,976,186	1.9
			9,348,368	2.6

		Real Estate: 2.2%
120,170	(1)	CBRE Group, Inc.	8,112,677	2.2

		Utilities: 1.9%
36,343		American Electric Power Co., Inc.	3,141,852	0.8
55,175		Exelon Corp.	2,066,856	0.6
47,806		FirstEnergy Corp.	1,768,822	0.5
			6,977,530	1.9

	Total Common Stock
	(Cost $323,619,614)		350,089,026	96.6

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Repurchase Agreements: 0.0%
137	(2) JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $137, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $140, due 09/30/23-09/30/29)
	(Cost $137)	$137	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
11,062,461	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $11,062,461)	11,062,461	3.1

	Total Short-Term Investments
	(Cost $11,062,598)	11,062,598	3.1

	Total Investments in Securities (Cost $334,682,212)	$361,151,624	99.7
	Assets in Excess of Other Liabilities	943,548	0.3
	Net Assets	$362,095,172	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,522,735	$–	$–	$22,522,735
Consumer Discretionary	28,339,499	–	–	28,339,499
Consumer Staples	11,041,951	5,428,567	–	16,470,518
Energy	38,673,279	–	–	38,673,279
Financials	68,845,561	–	–	68,845,561
Health Care	60,144,286	7,456,476	–	67,600,762
Industrials	40,109,459	–	–	40,109,459
Information Technology	43,088,638	–	–	43,088,638
Materials	9,348,368	–	–	9,348,368
Real Estate	8,112,677	–	–	8,112,677
Utilities	6,977,530	–	–	6,977,530
Total Common Stock	337,203,983	12,885,043	–	350,089,026
Short-Term Investments	11,062,461	137	–	11,062,598
Total Investments, at fair value	$348,266,444	$12,885,180	$–	$361,151,624
Other Financial Instruments+
Forward Foreign Currency Contracts	–	400,398	–	400,398
Total Assets	$348,266,444	$13,285,578	$–	$361,552,022
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(14,693)	$–	$(14,693)
Total Liabilities	$–	$(14,693)	$–	$(14,693)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 61,900	EUR 63,137	State Street Bank and Trust Co.	10/07/22	$9
EUR 82,029	USD 78,764	State Street Bank and Trust Co.	10/07/22	1,645
USD 113,800	GBP 106,064	State Street Bank and Trust Co.	10/07/22	(4,633)
EUR 62,142	USD 61,221	State Street Bank and Trust Co.	10/07/22	(306)
EUR 75,567	USD 75,410	State Street Bank and Trust Co.	10/07/22	(1,335)
GBP 90,936	USD 104,014	State Street Bank and Trust Co.	10/07/22	(2,473)
USD 58,367	EUR 58,167	State Street Bank and Trust Co.	10/07/22	1,349
EUR 86,504	USD 86,542	State Street Bank and Trust Co.	10/07/22	(1,746)
USD 63,089	EUR 63,137	State Street Bank and Trust Co.	10/07/22	1,199
EUR 71,588	USD 71,357	State Street Bank and Trust Co.	10/07/22	(1,182)
GBP 78,750	USD 90,952	State Street Bank and Trust Co.	10/07/22	(3,018)
USD 59,596	EUR 59,160	State Street Bank and Trust Co.	10/07/22	1,604
USD 6,371,170	GBP 5,445,072	The Bank of New York Mellon	10/07/22	291,088
USD 4,070,853	EUR 4,047,257	The Bank of New York Mellon	10/07/22	103,504
				$385,705

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $336,333,166.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$60,502,497
Gross Unrealized Depreciation	(35,298,334)

Net Unrealized Appreciation	$25,204,163